united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23435

Zacks Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-265-9359

Date of fiscal year end:	11/30

Date of reporting period:	5/31/24

Item 1. Reports to Stockholders.

(a)

Zacks All-Cap Core Fund

Institutional Class (CZOVX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.00%

How did the Fund perform during the reporting period?

In the six-month period from December 1, 2023, to May 31, 2024, the Zacks All-Cap Core Fund Institutional Class  delivered a return of +18.48%, outperforming the benchmark Russell 3000 Index by a solid margin (the index rose +15.99% over the same period). The All-Cap Core Fund’s outperformance was largely driven by stock selection, which bolstered relative returns by +3.42%. The sector allocation effect on performance was more muted, at -0.44%. Risk controls kept the strategy weights relatively close to their benchmark weights.

Performance analysis of the All-Cap Core Fund showed that the best performing sector for the period was Technology, which was also by far the largest weighting (35.53%) in the All-Cap Fund. The Technology sector soared by +31.28% in the six-month period analyzed, as continued enthusiasm over the commercial potential for artificial intelligence (AI) combined with strong earnings reports and booming capital expenditures from technology companies at the forefront of this new innovation. The U.S. economy also continued to grow outside of the Tech sector, and U.S. consumers continued to spend at stronger-than-expected rates, while inflation moderated. The Technology sector led returns, but all sectors in the All-Cap Core Fund delivered positive returns during this six-month stretch.

Looking ahead, U.S. economic growth continues to surprise to the upside, with the recent 2.8% GDP growth rate in Q2 serving as another data point signaling the economy is in strong fundamental shape. We believe the Zacks All-Cap Core Fund is well-positioned for additional growth, and also for what we view as more runway in the AI-fueled infrastructure buildout.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Zacks All-Cap Core Fund - Institutional	Russell 3000® Total Return Index
May-2014	$10,000	$10,000
May-2015	$11,329	$11,186
May-2016	$11,064	$11,211
May-2017	$12,633	$13,194
May-2018	$14,535	$15,181
May-2019	$14,927	$15,560
May-2020	$16,644	$17,344
May-2021	$22,980	$24,960
May-2022	$22,853	$24,040
May-2023	$22,857	$24,529
May-2024	$29,662	$31,295

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Zacks All-Cap Core Fund - Institutional	18.48%	29.77%	14.72%	11.49%
Russell 3000® Total Return Index	15.99%	27.58%	15.00%	12.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$31,795,036
Number of Portfolio Holdings	104
Advisory Fee (net of waivers)	$73,588
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	1.4%
Reit	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.3%
Health Care
12.6%
Financials
11.4%
Industrials
9.3%
Consumer Discretionary
8.9%
Consumer Staples
7.3%
Communications
7.0%
Energy
3.7%
Communication Services
3.1%
Utilities
2.6%
Materials
2.2%
Money Market Funds
1.4%
Real Estate
1.3%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.3%
Money Market Funds	1.4%
Materials	2.2%
Utilities	2.6%
Communication Services	3.1%
Energy	3.7%
Communications	7.0%
Consumer Staples	7.3%
Consumer Discretionary	8.9%
Industrials	9.3%
Financials	11.4%
Health Care	12.6%
Technology	29.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.2%
Microsoft Corporation	3.9%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	3.1%
Amazon.com, Inc.	3.0%
Procter & Gamble Company (The)	1.8%
Synopsys, Inc.	1.6%
UnitedHealth Group, Inc.	1.6%
Eli Lilly & Company	1.6%

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on November 16, 2023.

Zacks All-Cap Core Fund - Institutional (CZOVX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-CZOVX

Zacks Dividend Fund

Institutional Class (ZDIIX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.05%

How did the Fund perform during the reporting period?

In the six-month period from December 1, 2023, to May 31, 2024, the Zacks Dividend Fund Institutional Class delivered a return of +13.13%, slightly outperforming the benchmark Russell 1000 Value Index. Our outperformance was driven by stock selection within the Dividend Fund, which added +0.47% of return relative to the benchmark.

Performance analysis of the Dividend Fund showed that Producer Durables was the top performing sector, having risen +21.38% over the six-month stretch. Companies in the Producer Durables sector benefited from stronger-than-expected consumer spending in the first half of 2024, which bolstered earnings results. Positive returns were not limited to Producer Durables, however, as all sectors in the Dividend Fund posted positive returns during the holding period.

From a sector standpoint, Financial Services and Technology were the two largest sectors in the Dividend Fund, at 25.91% and 13.40%, respectively. Technology was also our largest overweight, which bolstered returns during the six-month stretch. Our positioning in Technology, and our stock selection within the sector, provided the largest positive effects from both an allocation and selection standpoint. The largest underweight during this period was Health Care, at -2.34%. Risk controls in the Dividend Fund kept strategy weights relatively close to its benchmark weights throughout the six-month stretch.

Looking ahead to the balance of 2024, we remain confident in the Dividend Fund’s positioning, and believe that sectors beyond Technology will experience an earnings rebound and deliver comparable year-over-year growth rates by Q4 2024. Given that valuations outside of the Technology sector are ‘reasonable’ by historical standards, we could see a rotation that increases the breadth of the rally.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Zacks Dividend Fund - Institutional	Russell 1000® Index	Russell 1000® Value Index
01/31/17	$10,000	$10,000	$10,000
05/31/17	$10,400	$10,638	$10,225
05/31/18	$11,289	$12,190	$11,068
05/31/19	$11,840	$12,613	$11,228
05/31/20	$11,931	$14,194	$11,044
05/31/21	$15,970	$20,250	$15,946
05/31/22	$16,877	$19,701	$16,094
05/31/23	$15,520	$20,184	$15,363
05/31/24	$18,767	$25,836	$18,698

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (1/31/2017)
Zacks Dividend Fund - Institutional	13.13%	20.92%	9.65%	8.97%
Russell 1000® Index	16.03%	28.01%	15.42%	13.83%
Russell 1000® Value Index	13.60%	21.71%	10.74%	8.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$128,212,171
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$585,718
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	0.6%
Reit	4.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
21.7%
Technology
13.6%
Industrials
12.8%
Health Care
10.8%
Consumer Staples
10.5%
Energy
9.3%
Consumer Discretionary
5.2%
Real Estate
4.6%
Communications
4.2%
Utilities
3.7%
Materials
3.0%
Money Market Funds
0.6%

Value	Value
Money Market Funds	0.6%
Materials	3.0%
Utilities	3.7%
Communications	4.2%
Real Estate	4.6%
Consumer Discretionary	5.2%
Energy	9.3%
Consumer Staples	10.5%
Health Care	10.8%
Industrials	12.8%
Technology	13.6%
Financials	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.1%
Microsoft Corporation	3.9%
Exxon Mobil Corporation	3.4%
Procter & Gamble Company (The)	3.1%
Arthur J Gallagher & Company	2.8%
Home Depot, Inc. (The)	2.5%
Chevron Corporation	2.4%
Parker-Hannifin Corporation	2.4%
Broadcom, Inc.	2.4%
Prudential Financial, Inc.	2.3%

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on December 15, 2023.

Zacks Dividend Fund - Institutional Class (ZDIIX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-ZDIIX

Zacks Dividend Fund

Investor Class (ZDIVX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.30%

How did the Fund perform during the reporting period?

In the six-month period from December 1, 2023, to May 31, 2024, the Zacks Dividend Fund Investor Class delivered a return of +13.06%, slightly outperforming the benchmark Russell 1000 Value Index. Our outperformance was driven by stock selection within the Fund, which added +0.54% of return relative to the benchmark.

Performance analysis of the Dividend Fund showed that Producer Durables was the top performing sector, having risen +21.38% over the six-month stretch. Companies in the Producer Durables sector benefited from stronger-than-expected consumer spending in the first half of 2024, which bolstered earnings results. Positive returns were not limited to Producer Durables, however, as all sectors in the Dividend Fund posted positive returns during the holding period.

From a sector standpoint, Financial Services and Technology were the two largest sectors in the Dividend Fund, at 25.91% and 13.40%, respectively. Technology was also our largest overweight, which bolstered returns during the six-month stretch. Our positioning in Technology, and our stock selection within the sector, provided the largest positive effects from both an allocation and selection standpoint. The largest underweight during this period was Health Care, at -2.34%. Risk controls in the Dividend Fund kept strategy weights relatively close to its benchmark weights throughout the six-month stretch.

Looking ahead to the balance of 2024, we remain confident in the Dividend Fund’s positioning, and believe that sectors beyond Technology will experience an earnings rebound and deliver comparable year-over-year growth rates by Q4 2024. Given that valuations outside of the Technology sector are ‘reasonable’ by historical standards, we could see a rotation that increases the breadth of the rally.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Zacks Dividend Fund - Investor	Russell 1000® Index	Russell 1000® Value Index
May-2014	$10,000	$10,000	$10,000
May-2015	$10,568	$11,191	$10,903
May-2016	$10,848	$11,278	$10,897
May-2017	$12,314	$13,249	$12,494
May-2018	$13,341	$15,182	$13,524
May-2019	$13,960	$15,709	$13,720
May-2020	$14,031	$17,678	$13,495
May-2021	$18,733	$25,220	$19,485
May-2022	$19,769	$24,537	$19,666
May-2023	$18,296	$25,138	$18,772
May-2024	$22,113	$32,178	$22,848

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Zacks Dividend Fund - Investor	13.06%	20.86%	9.64%	8.26%
Russell 1000® Index	16.03%	28.01%	15.42%	12.40%
Russell 1000® Value Index	13.60%	21.71%	10.74%	8.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$128,212,171
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$585,718
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	0.6%
Reit	4.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.6%
Materials	3.0%
Utilities	3.7%
Communications	4.2%
Real Estate	4.6%
Consumer Discretionary	5.2%
Energy	9.3%
Consumer Staples	10.5%
Health Care	10.8%
Industrials	12.8%
Technology	13.6%
Financials	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.1%
Microsoft Corporation	3.9%
Exxon Mobil Corporation	3.4%
Procter & Gamble Company (The)	3.1%
Arthur J Gallagher & Company	2.8%
Home Depot, Inc. (The)	2.5%
Chevron Corporation	2.4%
Parker-Hannifin Corporation	2.4%
Broadcom, Inc.	2.4%
Prudential Financial, Inc.	2.3%

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on December 15, 2023.

Zacks Dividend Fund - Investor Class (ZDIVX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-ZDIVX

Zacks Small-Cap Core Fund

Institutional Class (ZSCIX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insitutional	$57	1.14%

How did the fund perform last year?

In the six-month period from December 1, 2023, to May 31, 2024, the Zacks Small-Cap Core Fund Institutional Class yielded a return of 16.08%, outperforming the benchmark Russell 2000 Index by 1.65%. Our allocation decisions within the Small-Cap Fund drove relative outperformance of +1.18%, while stock selection detracted slightly.

The top-performing sector in the Small-Cap Core Fund during the performance period was Producer Durables, which rose +30.92%. The Utilities sector dragged on total return, as the elevated interest rate environment has had outsized impact on smaller Utilities that tend to carry higher debt loads—at a time when more investment in grid modernization is needed.

For much of the six-month performance period, investors remained most enthusiastic about mega-cap growth companies, particularly in the Technology sector. However, as the U.S. economy continues to expand and earnings growth extends beyond Technology companies and the AI-boom—which we expect to see in the second half of 2024—small-cap companies could experience a positive rotation. Small-caps currently trade at far lower valuations than their large-cap peers, which we believe could present strong opportunities looking forward.

From a pure valuation standpoint, high-quality small-cap stocks trade at a historically large discount to their large-cap peers, even though many of them have similar profit margins and free cash flows. Indeed, over the past decade, small- and mid-cap companies have grown earnings—on average—faster than their large-cap peers. For small caps, stock price appreciation over that time has lagged their large-cap peers but has also been driven far more by earnings growth than multiple expansion.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Zacks Small-Cap Core Fund - Institutional
Russell 3000® Total Return Index
Russell 2000® Index
$40,000
$30,000
$20,000
$10,000
$0
$31,295
$22,616
$18,247
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

	Zacks Small-Cap Core Fund - Institutional	Russell 3000® Total Return Index	Russell 2000® Index
May-2014	$10,000	$10,000	$10,000
May-2015	$11,319	$11,186	$10,988
May-2016	$10,775	$11,211	$10,179
May-2017	$13,312	$13,194	$12,078
May-2018	$15,807	$15,181	$14,399
May-2019	$13,995	$15,560	$12,917
May-2020	$12,026	$17,344	$12,288
May-2021	$19,396	$24,960	$20,000
May-2022	$18,976	$24,040	$16,431
May-2023	$18,429	$24,529	$15,422
May-2024	$22,616	$31,295	$18,247

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Zacks Small-Cap Core Fund - Institutional	16.08%	22.72%	10.08%	8.50%
Russell 3000® Total Return Index	15.99%	27.58%	15.00%	12.09%
Russell 2000® Index	14.43%	18.32%	7.15%	6.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$33,170,822
Number of Portfolio Holdings	102
Advisory Fee (net of waivers)	$103,854
Portfolio Turnover	76%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	0.2%
Reit	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 26.3%
Technology 20.7%
Financials 18.8%
Health Care 8.9%
Consumer Discretionary 8.5%
Materials 5.9%
Energy 3.8%
Real Estate 2.0%
Communications 1.9%
Utilities 0.6%
Consumer Staples 0.6%
Money Market Funds 0.2%
Other Assets in Excess of Liabilities 1.8%

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	0.2%
Consumer Staples	0.6%
Utilities	0.6%
Communications	1.9%
Real Estate	2.0%
Energy	3.8%
Materials	5.9%
Consumer Discretionary	8.5%
Health Care	8.9%
Financials	18.8%
Technology	20.7%
Industrials	26.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Teekay Tankers Ltd., Class A	2.0%
PROG Holdings, Inc.	2.0%
SPX Technologies, Inc.	2.0%
PepGen, Inc.	2.0%
Comfort Systems USA, Inc.	1.9%
Merit Medical Systems, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Blue Bird Corporation	1.9%
CSW Industrials, Inc.	1.8%
1st Source Corporation	1.8%

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on December 15, 2023.

Zacks Small-Cap Core Fund - Insitutional (ZSCIX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-ZSCIX

Zacks Small-Cap Core Fund

Investor Class (ZSCCX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$70	1.39%

How did the fund perform last year?

In the six-month period from December 1, 2023, to May 31, 2024, the Zacks Small-Cap Core Fund Investor Class yielded a return of +15.97%, outperforming the benchmark Russell 2000 Index by 1.54%. Our allocation decisions within the Small Cap Core Fund drove relative outperformance of +1.18%, while stock selection detracted slightly.

The top-performing sector in the Small-Cap Core Fund during the performance period was Producer Durables, which rose +30.92%. The Utilities sector dragged on total return, as the elevated interest rate environment has had outsized impact on smaller Utilities that tend to carry higher debt loads—at a time when more investment in grid modernization is needed.

For much of the six-month performance period, investors remained most enthusiastic about mega-cap growth companies, particularly in the Technology sector. However, as the U.S. economy continues to expand and earnings growth extends beyond Technology companies and the AI-boom—which we expect to see in the second half of 2024—small-cap companies could experience a positive rotation. Small-caps currently trade at far lower valuations than their large-cap peers, which we believe could present strong opportunities looking forward.

From a pure valuation standpoint, high-quality small-cap stocks trade at a historically large discount to their large-cap peers, even though many of them have similar profit margins and free cash flows. Indeed, over the past decade, small- and mid-cap companies have grown earnings—on average—faster than their large-cap peers. For small caps, stock price appreciation over that time has lagged their large-cap peers but has also been driven far more by earnings growth than multiple expansion.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Zacks Small-Cap Core Fund - Investor
Russell 3000® Total Return Index
Russell 2000® Index
$40,000
$30,000
$20,000
$10,000
$0
$31,295
$22,034
$18,247
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

	Zacks Small-Cap Core Fund - Investor	Russell 3000® Total Return Index	Russell 2000® Index
May-2014	$10,000	$10,000	$10,000
May-2015	$11,288	$11,186	$10,988
May-2016	$10,712	$11,211	$10,179
May-2017	$13,203	$13,194	$12,078
May-2018	$15,637	$15,181	$14,399
May-2019	$13,804	$15,560	$12,917
May-2020	$11,832	$17,344	$12,288
May-2021	$19,038	$24,960	$20,000
May-2022	$18,572	$24,040	$16,431
May-2023	$17,994	$24,529	$15,422
May-2024	$22,034	$31,295	$18,247

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Zacks Small-Cap Core Fund - Investor	15.97%	22.45%	9.80%	8.22%
Russell 3000® Total Return Index	15.99%	27.58%	15.00%	12.09%
Russell 2000® Index	14.43%	18.32%	7.15%	6.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$33,170,822
Number of Portfolio Holdings	102
Advisory Fee (net of waivers)	$103,854
Portfolio Turnover	76%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	0.2%
Reit	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	0.2%
Consumer Staples	0.6%
Utilities	0.6%
Communications	1.9%
Real Estate	2.0%
Energy	3.8%
Materials	5.9%
Consumer Discretionary	8.5%
Health Care	8.9%
Financials	18.8%
Technology	20.7%
Industrials	26.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Teekay Tankers Ltd., Class A	2.0%
PROG Holdings, Inc.	2.0%
SPX Technologies, Inc.	2.0%
PepGen, Inc.	2.0%
Comfort Systems USA, Inc.	1.9%
Merit Medical Systems, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Blue Bird Corporation	1.9%
CSW Industrials, Inc.	1.8%
1st Source Corporation	1.8%

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on December 15, 2023.

Zacks Small-Cap Core Fund - Investor Class (ZSCCX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-ZSCCX

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Zacks All-Cap Core Fund
Institutional Class Shares – CZOVX

Zacks Small-Cap Core Fund
Investor Class Shares – ZSCCX
Institutional Class Shares - ZSCIX

Zacks Dividend Fund
Investor Class Shares – ZDIVX
Institutional Class Shares - ZDIIX

Semi-Annual Report

May 31, 2024

1-888-775-8351

www.zacksfunds.com

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 0.9%
655	General Dynamics Corporation	$196,349
1,007	Howmet Aerospace, Inc.	85,243
		281,592
	ASSET MANAGEMENT - 1.5%
763	Ameriprise Financial, Inc.	333,134
180	BlackRock, Inc.	138,965
		472,099
	AUTOMOTIVE - 0.5%
907	Tesla, Inc.(a)	161,519

	BANKING - 4.3%
8,108	Bank of America Corporation	324,239
2,493	JPMorgan Chase & Company	505,157
1,234	PNC Financial Services Group, Inc. (The)	194,219
6,371	Truist Financial Corporation	240,505
1,209	Wintrust Financial Corporation	119,219
		1,383,339
	BEVERAGES - 1.2%
2,153	PepsiCo, Inc.	372,254

	BIOTECH & PHARMA - 6.3%
2,178	AbbVie, Inc.	351,181
907	Amgen, Inc.	277,406
622	Eli Lilly & Company	510,251
1,838	Johnson & Johnson	269,579
2,392	Merck & Company, Inc.	300,292
646	Vertex Pharmaceuticals, Inc.(a)	294,150
		2,002,859
	CHEMICALS - 1.2%
1,678	Celanese Corporation	255,124
2,153	Dow, Inc.	124,077
		379,201
	COMMERCIAL SUPPORT SERVICES - 2.1%
514	Cintas Corporation	348,476

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.1% (Continued)
1,750	Republic Services, Inc.	$324,083
		672,559
	CONSTRUCTION MATERIALS - 0.5%
818	Owens Corning	148,115

	CONTAINERS & PACKAGING - 0.5%
5,792	Graphic Packaging Holding Company	164,029

	DIVERSIFIED INDUSTRIALS - 0.8%
1,259	Honeywell International, Inc.	254,557

	E-COMMERCE DISCRETIONARY - 2.9%
5,364	Amazon.com, Inc.(a)	946,424

	ELECTRIC UTILITIES - 2.6%
3,802	American Electric Power Company, Inc.	343,130
2,278	NextEra Energy, Inc.	182,286
2,040	Portland General Electric Company	90,902
2,569	Southern Company (The)	205,880
		822,198
	ELECTRICAL EQUIPMENT - 1.5%
1,826	Itron, Inc.(a)	196,386
2,984	Vertiv Holdings Company	292,641
		489,027
	ENGINEERING & CONSTRUCTION - 1.8%
907	EMCOR Group, Inc.	352,515
1,070	Tetra Tech, Inc.	224,154
		576,669
	FOOD - 1.6%
3,173	Conagra Brands, Inc.	94,809
1,486	Hershey Company (The)	293,976
3,185	Kraft Heinz Company (The)	112,653
		501,438

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.0%
1,284	Cardinal Health, Inc.	$127,463
743	Labcorp Holdings, Inc.	144,818
529	Molina Healthcare, Inc.(a)	166,413
1,040	UnitedHealth Group, Inc.	515,184
		953,878
	HEALTH CARE REIT - 0.3%
4,369	Healthpeak Properties, Inc.	86,943

	HOME CONSTRUCTION - 0.8%
2,140	PulteGroup, Inc.	251,065

	HOUSEHOLD PRODUCTS - 2.8%
1,461	Church & Dwight Company, Inc.	156,342
1,121	elf Beauty, Inc.(a)	209,526
3,412	Procter & Gamble Company (The)	561,410
		927,278
	INDUSTRIAL REIT - 0.4%
1,196	Prologis, Inc.	132,146

	INSURANCE - 4.1%
608	Assurant, Inc.	105,470
3,337	Hartford Financial Services Group, Inc. (The)	345,213
1,952	Marsh & McLennan Companies, Inc.	405,196
3,563	MetLife, Inc.	257,854
2,241	W R Berkley Corporation	181,588
		1,295,321
	INTERNET MEDIA & SERVICES - 9.2%
5,666	Alphabet, Inc., Class A(a)	977,384
1,360	Alphabet, Inc., Class C(a)	236,586
2,090	Meta Platforms, Inc., Class A	975,675
579	Netflix, Inc.(a)	371,498
699	Spotify Technology S.A.(a)	207,449
2,468	Uber Technologies, Inc.(a)	159,334
		2,927,926

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	LEISURE FACILITIES & SERVICES - 2.6%
1,070	Marriott International, Inc., Class A	$247,352
729	McDonald’s Corporation	188,731
3,349	MGM Resorts International(a)	134,529
1,675	Royal Caribbean Cruises Ltd.(a)	247,364
		817,976
	MACHINERY - 1.6%
1,488	Caterpillar, Inc.	503,718

	MEDICAL EQUIPMENT & DEVICES - 3.3%
2,002	Abbott Laboratories	204,584
2,543	Boston Scientific Corporation(a)	192,175
592	Danaher Corporation	152,026
894	Hologic, Inc.(a)	65,959
630	Stryker Corporation	214,887
395	Thermo Fisher Scientific, Inc.	224,352
		1,053,983
	OFFICE REIT - 0.2%
1,070	Boston Properties, Inc.	64,917

	OIL & GAS PRODUCERS - 3.4%
3,066	Chevron Corporation	497,612
3,311	ConocoPhillips	385,665
6,661	Marathon Oil Corporation	192,903
		1,076,180
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
2,354	Schlumberger Ltd.	108,025

	RESIDENTIAL REIT - 0.5%
1,121	Mid-America Apartment Communities, Inc.	149,889

	RETAIL - CONSUMER STAPLES - 1.7%
1,272	BJ’s Wholesale Club Holdings, Inc.(a)	112,025
6,357	Walmart, Inc.	418,036
		530,061

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	RETAIL - DISCRETIONARY - 2.1%
1,350	Home Depot, Inc. (The)	$452,074
1,939	TJX Companies, Inc. (The)	199,911
		651,985
	SEMICONDUCTORS - 10.7%
1,838	Advanced Micro Devices, Inc.(a)	306,762
2,065	Applied Materials, Inc.	444,140
1,561	Microchip Technology, Inc.	151,776
2,103	NVIDIA Corporation	2,305,582
1,108	Texas Instruments, Inc.	216,071
		3,424,331
	SOFTWARE - 9.8%
957	Cadence Design Systems, Inc.(a)	273,999
403	Intuit, Inc.	232,305
1,045	Manhattan Associates, Inc.(a)	229,419
2,958	Microsoft Corporation	1,227,954
1,800	Oracle Corporation	210,942
1,070	Palo Alto Networks, Inc.(a)	315,554
937	Synopsys, Inc.(a)	525,470
1,511	Zoom Video Communications, Inc., Class A(a)	92,685
		3,108,328
	SPECIALTY FINANCE - 1.4%
1,901	American Express Company	456,240

	TECHNOLOGY HARDWARE - 5.5%
5,892	Apple, Inc.	1,132,738
591	Fabrinet(a)	141,562
1,851	Jabil, Inc.	220,084
4,205	Pure Storage, Inc., Class A(a)	253,519
		1,747,903
	TECHNOLOGY SERVICES - 3.3%
1,010	Accenture PLC, Class A	285,112
587	CACI International, Inc., Class A(a)	249,170
1,246	Fiserv, Inc.(a)	186,601
608	Moody’s Corporation	241,370

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY SERVICES - 3.3% (Continued)
3,551	Toast, Inc., Class A(a)	$86,041
		1,048,294
	TELECOMMUNICATIONS - 0.9%
1,561	T-Mobile US, Inc.	273,113

	TRANSPORTATION EQUIPMENT - 0.6%
1,649	PACCAR, Inc.	177,269

	TOTAL COMMON STOCKS (Cost $19,356,758)	31,394,648

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
433,619	Federated Hermes Treasury Obligations Fund, Institutional Class, 5.17% (Cost $433,619)(b)	433,619

	TOTAL INVESTMENTS - 100.1% (Cost $19,790,377)	$31,828,267
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(33,231)
	NET ASSETS - 100.0%	$31,795,036

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AUTOMOTIVE - 0.8%
22,370	Goodyear Tire & Rubber Company (The)(a)	$275,375

	BANKING - 12.5%
11,850	1st Source Corporation	609,326
15,890	Bank of NT Butterfield & Son Ltd. (The)	541,372
15,744	Equity Bancshares, Inc., Class A	530,573
4,080	First BanCorporation	72,338
12,970	First Community Bankshares, Inc.	450,578
29,951	HBT Financial, Inc.	584,045
3,225	Independent Bank Corporation	80,819
7,240	Mercantile Bank Corporation	277,364
3,000	OFG Bancorp	111,480
12,525	Old Second Bancorp, Inc.	181,112
6,100	SmartFinancial, Inc.	141,154
21,948	Towne Bank	596,766
		4,176,927
	BIOTECH & PHARMA - 3.3%
23,500	ADMA Biologics, Inc.(a)	224,425
18,130	HilleVax, Inc.(a)	220,098
39,898	PepGen, Inc.(a)	651,534
		1,096,057
	CHEMICALS - 0.2%
4,293	Mativ Holdings, Inc.	77,145

	COMMERCIAL SUPPORT SERVICES - 2.2%
2,977	Cimpress plc(a)	245,632
1,840	Distribution Solutions Group, Inc.(a)	61,419
11,050	Enviri Corporation(a)	97,793
3,663	Huron Consulting Group, Inc.(a)	323,480
		728,324
	CONSTRUCTION MATERIALS - 1.3%
57,928	Concrete Pumping Holdings, Inc.(a)	415,344

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	CONTAINERS & PACKAGING - 1.5%
16,954	Karat Packaging, Inc.	$483,867

	E-COMMERCE DISCRETIONARY - 0.2%
7,190	1-800-Flowers.com, Inc., Class A(a)	69,599

	ELECTRICAL EQUIPMENT - 7.2%
5,342	AAON, Inc.	400,917
943	Belden, Inc.	90,236
5,550	Itron, Inc.(a)	596,903
1,783	Powell Industries, Inc.	320,690
4,697	SPX Technologies, Inc.(a)	654,855
1,541	Watts Water Technologies, Inc., Class A	306,859
		2,370,460
	ENGINEERING & CONSTRUCTION - 2.6%
2,045	Arcosa, Inc.	179,776
1,954	Comfort Systems USA, Inc.	639,622
1,914	Tutor Perini Corporation(a)	42,223
		861,621
	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
977	Boise Cascade Company	134,132
4,577	Sylvamo Corporation	326,432
		460,564
	GAS & WATER UTILITIES - 0.5%
4,889	York Water Company (The)	181,089

	HEALTH CARE FACILITIES & SERVICES - 3.1%
16,064	Option Care Health, Inc.(a)	479,029
7,050	Pennant Group, Inc. (The)(a)	165,957
7,482	SI-BONE, Inc.(a)	105,122
10,002	Surgery Partners, Inc.(a)	276,055
		1,026,163
	HOME & OFFICE PRODUCTS - 0.6%
4,580	HNI Corporation	215,489

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	HOME CONSTRUCTION - 2.3%
6,240	Green Brick Partners, Inc.(a)	$340,704
238	M/I Homes, Inc.(a)	29,731
6,800	Taylor Morrison Home Corporation(a)	393,244
		763,679
	HOTEL REIT - 0.3%
895	Ryman Hospitality Properties, Inc.	94,038

	HOUSEHOLD PRODUCTS - 0.6%
1,049	elf Beauty, Inc.(a)	196,069

	INDUSTRIAL INTERMEDIATE PROD - 2.7%
4,382	AZZ, Inc.	367,562
6,912	Gibraltar Industries, Inc.(a)	521,580
		889,142
	INDUSTRIAL SUPPORT SERVICES - 1.7%
2,987	Applied Industrial Technologies, Inc.	576,491

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
5,202	StoneX Group, Inc.(a)	390,514

	INSURANCE - 1.3%
6,790	Mercury General Corporation	379,086
456	Palomar Holdings, Inc.(a)	38,687
		417,773
	INTERNET MEDIA & SERVICES - 1.9%
12,200	EverQuote, Inc.(a)	291,458
12,925	HealthStream, Inc.	352,723
		644,181
	LEISURE FACILITIES & SERVICES - 1.9%
2,063	Light & Wonder, Inc.(a)	196,975
14,033	OneSpaWorld Holdings Ltd.(a)	218,213
19,306	Target Hospitality Corporation(a)	219,317
		634,505

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	MACHINERY - 5.4%
6,856	Albany International Corporation, Class A	$601,408
1,550	Columbus McKinnon Corporation	60,605
2,408	CSW Industrials, Inc.	612,258
3,050	Enerpac Tool Group Corporation	119,926
4,240	Federal Signal Corporation	390,165
		1,784,362
	MEDICAL EQUIPMENT & DEVICES - 2.5%
1,204	Inspire Medical Systems, Inc.(a)	191,183
7,779	Merit Medical Systems, Inc.(a)	631,266
		822,449
	OIL & GAS PRODUCERS - 1.5%
28,163	Excelerate Energy, Inc., Class A	501,583

	OIL & GAS SERVICES & EQUIPMENT - 2.0%
36,120	DNOW, Inc.(a)	526,991
17,862	Newpark Resources, Inc.(a)	151,470
		678,461
	RENEWABLE ENERGY - 0.3%
16,553	Montauk Renewables, Inc.(a)	88,724

	RESIDENTIAL REIT - 0.3%
1,495	Centerspace	102,049

	RETAIL - DISCRETIONARY - 2.7%
6,071	GMS, Inc.(a)	570,430
8,657	J Jill, Inc.	291,741
		862,171
	SEMICONDUCTORS - 3.7%
18,270	Amkor Technology, Inc.	595,419
2,913	Onto Innovation, Inc.(a)	631,247
		1,226,666
	SOFTWARE - 13.4%
11,455	Adeia, Inc.	135,513
2,564	Agilysys, Inc.(a)	244,785

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	SOFTWARE - 13.4% (Continued)
7,500	Alkami Technology, Inc.(a)	$205,725
1,258	Appfolio, Inc., Class A(a)	287,227
26,075	Cantaloupe, Inc.(a)	186,697
3,750	Donnelley Financial Solutions, Inc.(a)	228,600
8,247	Intapp, Inc.(a)	296,067
65,252	Olo, Inc.(a)	298,854
18,934	Oscar Health, Inc.(a)	377,923
14,091	PDF Solutions, Inc.(a)	493,466
3,460	PubMatic, Inc., Class A(a)	75,774
12,475	Sapiens International Corp N.V.	418,162
11,564	SEMrush Holdings, Inc.(a)	176,467
6,385	SolarWinds Corporation	73,938
25,314	Viant Technology, Inc.(a)	240,736
39,767	Weave Communications, Inc.(a)	343,985
73,310	Yext, Inc.(a)	370,216
		4,454,135
	SPECIALTY FINANCE - 3.8%
4,047	FirstCash Holdings, Inc.	477,222
38,585	OppFi, Inc.	124,630
17,360	PROG Holdings, Inc.	656,034
		1,257,886
	SPECIALTY REITS - 1.5%
33,774	Outfront Media, Inc.	488,034

	STEEL - 1.5%
4,614	Carpenter Technology Corporation	511,554

	TECHNOLOGY HARDWARE - 1.6%
667	Super Micro Computer, Inc.(a)	523,268

	TECHNOLOGY SERVICES - 2.0%
13,650	LiveRamp Holdings, Inc.(a)	427,109
19,857	Pagseguro Digital Ltd., Class A(a)	243,248
		670,357

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TRANSPORTATION & LOGISTICS - 2.6%
13,100	Costamare, Inc.	$209,731
9,186	Teekay Tankers Ltd., Class A	669,016
		878,747
	TRANSPORTATION EQUIPMENT - 1.9%
10,911	Blue Bird Corporation(a)	622,037

	TOTAL COMMON STOCKS (Cost $28,889,451)	32,516,899

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
50,328	Federated Hermes Treasury Obligations Fund, Institutional Class, 5.17% (Cost $50,328)(b)	50,328

	TOTAL INVESTMENTS - 98.2% (Cost $28,939,779)	$32,567,227
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	603,595
	NET ASSETS - 100.0%	$33,170,822

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 3.1%
5,784	General Dynamics Corporation	$1,733,869
4,538	L3Harris Technologies, Inc.	1,020,279
2,699	Lockheed Martin Corporation, B	1,269,448
		4,023,596
	APPAREL & TEXTILE PRODUCTS - 0.7%
10,026	NIKE, Inc., Class B	952,971

	ASSET MANAGEMENT - 2.1%
3,471	BlackRock, Inc.	2,679,716

	AUTOMOTIVE - 0.6%
60,114	Ford Motor Company	729,183

	BANKING - 10.7%
40,489	Bank of America Corporation	1,619,155
14,268	Citigroup, Inc.	889,039
16,196	Citizens Financial Group, Inc.	571,557
44,345	Fifth Third Bancorp	1,659,390
61,312	Huntington Bancshares, Inc.	853,463
26,222	JPMorgan Chase & Company	5,313,365
8,098	PNC Financial Services Group, Inc. (The)	1,274,544
40,489	US Bancorp	1,641,829
		13,822,342
	BEVERAGES - 2.9%
30,849	Coca-Cola Company (The)	1,941,327
10,412	PepsiCo, Inc.	1,800,235
		3,741,562
	BIOTECH & PHARMA - 8.0%
14,653	AbbVie, Inc.	2,362,650
9,255	Gilead Sciences, Inc.	594,819
18,509	Johnson & Johnson	2,714,715
23,137	Merck & Company, Inc.	2,904,618
61,698	Pfizer, Inc.	1,768,265
		10,345,067

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	CABLE & SATELLITE - 1.1%
36,633	Comcast Corporation, Class A	$1,466,419

	CHEMICALS - 2.4%
34,705	Dow, Inc.	2,000,049
11,183	Eastman Chemical Company	1,133,173
		3,133,222
	DIVERSIFIED INDUSTRIALS - 1.8%
11,183	3M Company	1,119,866
10,412	Emerson Electric Company	1,167,810
		2,287,676
	ELECTRIC UTILITIES - 3.7%
10,797	American Electric Power Company, Inc.	974,429
18,895	Public Service Enterprise Group, Inc.	1,431,485
28,921	Southern Company (The)	2,317,729
		4,723,643
	ELECTRICAL EQUIPMENT - 1.0%
17,738	Johnson Controls International plc	1,275,540

	ENGINEERING & CONSTRUCTION - 0.8%
6,941	Jacobs Solutions, Inc.	967,159

	GAMING REITS - 0.5%
13,882	Gaming and Leisure Properties, Inc.	623,302

	HEALTH CARE REIT - 0.6%
36,247	Healthpeak Properties, Inc.	721,315

	HOUSEHOLD PRODUCTS - 3.0%
23,908	Procter & Gamble Company (The)	3,933,823

	INDUSTRIAL REIT - 1.1%
13,496	Prologis, Inc.	1,491,173

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INFRASTRUCTURE REIT - 0.6%
7,712	Crown Castle, Inc.	$790,480

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
25,065	Bank of New York Mellon Corporation (The)	1,494,125

	INSURANCE - 7.2%
14,268	Arthur J Gallagher & Company	3,614,512
35,862	MetLife, Inc.	2,595,333
24,679	Prudential Financial, Inc.	2,970,118
		9,179,963
	LEISURE FACILITIES & SERVICES - 1.4%
6,941	McDonald’s Corporation	1,796,955

	MACHINERY - 4.3%
7,330	Caterpillar, Inc.	2,481,352
5,829	Parker-Hannifin Corporation	3,098,229
		5,579,581
	MEDICAL EQUIPMENT & DEVICES - 2.8%
10,026	Abbott Laboratories	1,024,557
4,627	Danaher Corporation	1,188,214
16,196	Medtronic PLC	1,317,868
		3,530,639
	MULTI ASSET CLASS REIT - 0.7%
16,196	WP Carey, Inc.	913,454

	OIL & GAS PRODUCERS - 9.3%
19,116	Chevron Corporation	3,102,527
24,679	ConocoPhillips	2,874,610
36,633	Exxon Mobil Corporation	4,295,585
82,906	Kinder Morgan, Inc.	1,615,838
		11,888,560
	RETAIL - CONSUMER STAPLES - 1.9%
37,019	Walmart, Inc.	2,434,369

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	RETAIL - DISCRETIONARY - 2.5%
9,640	Home Depot, Inc. (The)	$3,228,147

	SEMICONDUCTORS - 5.8%
8,483	Applied Materials, Inc.	1,824,524
2,314	Broadcom, Inc.	3,074,265
13,111	QUALCOMM, Inc.	2,675,300
		7,574,089
	SOFTWARE - 4.7%
11,954	Microsoft Corporation	4,962,464
8,869	Oracle Corporation	1,039,358
		6,001,822
	SPECIALTY FINANCE - 0.5%
11,954	Fidelity National Financial, Inc.	602,003

	SPECIALTY REITS - 1.1%
11,954	Lamar Advertising Company, Class A	1,411,887

	STEEL - 0.6%
4,242	Nucor Corporation	716,262

	TECHNOLOGY HARDWARE - 2.0%
54,371	Cisco Systems, Inc.	2,528,252

	TECHNOLOGY SERVICES - 1.1%
8,098	International Business Machines Corporation	1,351,151

	TELECOMMUNICATIONS - 3.1%
81,750	AT&T, Inc.	1,489,485
57,842	Verizon Communications, Inc.	2,380,198
		3,869,683
	TOBACCO & CANNABIS - 2.7%
22,751	Altria Group, Inc.	1,052,234
23,137	Philip Morris International, Inc.	2,345,629
		3,397,863

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.8%
48,201	CSX Corporation	$1,626,784
5,013	United Parcel Service, Inc., B	696,456
		2,323,240

	TOTAL COMMON STOCKS (Cost $107,127,817)	127,530,234

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
706,887	Federated Hermes Treasury Obligations Fund, Institutional Class, 5.17% (Cost $706,887)(a)	706,887

	TOTAL INVESTMENTS - 100.0% (Cost $107,834,704)	$128,237,121
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(24,950)
	NET ASSETS - 100.0%	$128,212,171

(a)	Rate disclosed is the seven day effective yield as of May 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2024

	Zacks All-Cap Core	Zacks Small-Cap
	Fund	Core Fund	Zacks Dividend Fund
ASSETS
Investment securities:
At cost	$19,790,377	$28,939,779	$107,834,704
At fair value	$31,828,267	$32,567,227	$128,237,121
Receivable for securities sold	—	5,615,221	—
Receivable for fund shares sold	296	5,367	117,058
Dividends and interest receivable	42,898	11,376	343,718
Prepaid expenses	—	—	2,942
TOTAL ASSETS	31,871,461	38,199,191	128,700,839

LIABILITIES
Payable for investments purchased	—	4,929,466	—
Investment advisory fees payable	55,291	65,946	282,560
Distribution (12b-1) fees payable	—	12,039	22,779
Payable for Fund shares redeemed	—	132	117,600
Payable to related parties	1,741	2,494	7,145
Accrued expenses and other liabilities	19,393	18,292	58,584
TOTAL LIABILITIES	76,425	5,028,369	488,668
NET ASSETS	$31,795,036	$33,170,822	$128,212,171

Net Assets Consist Of:
Paid in capital	$17,179,721	$26,316,885	$105,043,034
Accumulated earnings	14,615,315	6,853,937	23,169,137
NET ASSETS	$31,795,036	$33,170,822	$128,212,171

Net Asset Value Per Share:
Investor Class Shares:
Net Assets		$14,989,081	$27,192,161
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		428,260	1,088,741
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)		$35.00	$24.98

Institutional Shares:
Net Assets	$31,795,036	$18,181,741	$101,020,010
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,179,129	508,660	4,109,192
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$26.96	$35.74	$24.58

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2024

	Zacks All-Cap	Zacks Small-Cap	Zacks Dividend
	Core Fund	Core Fund	Fund
INVESTMENT INCOME
Dividends	$234,833	$189,673	$2,326,211
Interest	5,598	7,245	29,096
Less: Foreign withholding taxes	—	(348)	(342)
TOTAL INVESTMENT INCOME	240,431	196,570	2,354,965

EXPENSES
Investment advisory fees	150,096	151,277	604,698
Distribution (12b-1) fees:
Investor Class	—	18,749	36,201
Administrative services fees	29,757	20,307	62,382
Registration fees	22,306	18,917	24,768
Transfer agent fees	16,586	11,762	43,188
Legal fees	11,382	9,743	11,044
Custodian fees	9,609	3,516	15,309
Audit fees	7,081	7,409	8,264
Trustees fees and expenses	5,559	5,348	6,852
Compliance officer fees	3,972	3,164	10,491
Printing and postage expenses	3,207	2,329	12,140
Insurance expense	1,745	3,475	3,747
Other expenses	2,796	1,765	9,764
TOTAL EXPENSES	264,096	257,761	848,848

Less: Expenses waived by the Adviser	(76,508)	(47,423)	(18,980)
NET EXPENSES	187,588	210,338	829,868
NET INVESTMENT INCOME (LOSS)	52,843	(13,768)	1,525,097

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	2,734,849	3,160,140	2,036,462
Net change in unrealized appreciation on investments	3,855,008	1,780,922	16,866,750
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,589,857	4,941,062	18,903,212

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,642,700	$4,927,294	$20,428,309

See accompanying notes which are an integral part of these financial statements.

Zacks All-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2024	November 30, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$52,843	$259,415
Net realized gain from investments	2,734,849	8,376,875
Net change in unrealized appreciation (depreciation) on investments	3,855,008	(3,875,704)
Net increase in net assets resulting from operations	6,642,700	4,760,586

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Institutional Class	(8,757,374)	(5,694,119)
Net decrease in net assets resulting from distributions to shareholders	(8,757,374)	(5,694,119)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	4,732,384	18,392,081
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	5,335,116	2,403,971
Payments for shares redeemed:
Institutional Class +	(16,021,645)	(32,588,068)
Net decrease in net assets resulting from shares of beneficial interest	(5,954,145)	(11,792,016)

TOTAL DECREASE IN NET ASSETS	(8,068,819)	(12,725,549)

NET ASSETS
Beginning of Period	39,863,855	52,589,404
End of Period	$31,795,036	$39,863,855

SHARE ACTIVITY
Institutional Class:
Shares Sold	195,259	683,138
Shares Reinvested	225,873	93,868
Shares Redeemed	(618,301)	(1,202,211)
Net decrease in shares of beneficial interest outstanding	(197,169)	(425,205)

+	Net of redemption fee proceeds received of $0 and $17, respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2024	November 30, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$(13,768)	$1,952
Net realized gain from investments	3,160,140	1,621,998
Net change in unrealized appreciation (depreciation) on investments	1,780,922	(1,325,023)
Net increase in net assets resulting from operations	4,927,294	298,927

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Investor Class	(820,807)	(72,916)
Institutional Class	(678,791)	(162,226)
Net decrease in net assets resulting from distributions to shareholders	(1,499,598)	(235,142)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	1,280,542	855,782
Institutional Class	498,674	1,623,781
Net asset value of shares issued in reinvestment of distributions:
Investor Class	790,824	67,993
Institutional Class	653,208	157,711
Payments for shares redeemed:
Investor Class +	(2,973,565)	(2,765,183)
Institutional Class ++	(1,985,704)	(6,318,046)
Net decrease in net assets resulting from shares of beneficial interest	(1,736,021)	(6,377,962)

TOTAL INCREASE IN NET ASSETS	1,691,675	(6,314,177)

NET ASSETS
Beginning of Period	31,479,147	37,793,324
End of Period	$33,170,822	$31,479,147

SHARE ACTIVITY
Investor Class:
Shares Sold	14,324	26,826
Shares Reinvested	19,764	2,207
Shares Redeemed	(58,940)	(88,727)
Net decrease in shares of beneficial interest outstanding	(24,852)	(59,694)

Institutional Class:
Shares Sold	37,281	51,115
Shares Reinvested	23,460	5,035
Shares Redeemed	(85,834)	(193,002)
Net decrease in shares of beneficial interest outstanding	(25,093)	(136,852)

+	Net of redemption fee proceeds received of $7 and $179 respectively.

++	Net of redemption fee proceeds received of $0 and $9 respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2024	November 30, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$097	$4,200,715
Net realized gain from investments	2,036,462	6,492,672
Net change in unrealized appreciation on investments	16,866,750	(19,351,588)
Net increase (decrease) in net assets resulting from operations	20,428,309	(8,658,201)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Investor Class	(1,358,766)	(2,387,352)
Institutional Class	(6,113,029)	(10,979,818)
Net decrease in net assets resulting from distributions to shareholders	(7,471,795)	(13,367,170)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	2,760,134	67,063,964
Institutional Class	14,065,183	47,846,284
Net asset value of shares issued in reinvestment of distributions:
Investor Class	1,326,854	2,312,327
Institutional Class	4,764,540	8,046,569
Redemption fee proceeds:		-
Class I	1,867
Payments for shares redeemed:
Investor Class +	(9,402,621)	(52,307,776)
Institutional Class ++	(63,779,274)	(76,725,855)
Net decrease in net assets resulting from shares of beneficial interest	(50,263,317)	(3,764,487)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,306,803)	(25,789,858)

NET ASSETS
Beginning of Period	165,518,974	191,308,832
End of Period	$128,212,171	$165,518,974

SHARE ACTIVITY
Investor Class:
Shares Sold	115,297	2,838,533
Shares Reinvested	57,558	97,669
Shares Redeemed	(392,102)	(2,338,631)
Net increase (decrease) in shares of beneficial interest outstanding	(219,247)	597,571

Institutional Class:
Shares Sold	599,639	2,107,780
Shares Reinvested	210,217	346,080
Shares Redeemed	(2,644,819)	(3,414,026)
Net decrease in shares of beneficial interest outstanding	(1,834,963)	(960,166)

+	Net of redemption fee proceeds received of $1,867 and $87,279 respectively.

++	Net of redemption fee proceeds received of $3,534 and $4,335 respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks All-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of period	$28.96		$29.19	$34.17	$28.06	$26.95	$25.89
Activity from investment operations:
Net investment income (1)	0.04		0.15	0.17	0.09	0.18	0.22
Net realized and unrealized gain (loss) on investments	(2.04)		2.72	(3.19)	7.53	3.25	3.21
Total from investment operations	(2.00)		2.87	(3.02)	7.62	3.43	3.43
Less distributions from:
Net investment income	—		(2.91)	(1.96)	(1.51)	(2.32)	(2.37)
Return of capital	—		(0.19)	—	—	—	—
Total distributions	—		(3.10)	(1.96)	(1.51)	(2.32)	(2.37)
Paid-in-Capital From Redemption Fees (3)	—		—	(0.00)	—	—	—
Net asset value, end of period	$26.96		$28.96	$29.19	$34.17	$28.06	$26.95
Total return (2)	18.48	% (5)	11.24%	(9.43)%	28.54%	13.84%	15.07%
Net assets, at end of period (000s)	$31,795		$39,864	$52,589	$68,944	$49,957	$43,181
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.41	% (4)	1.35%	1.14%	1.14%	1.22%	1.28%
After fees waived/recaptured	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	0.28	% (4)	0.21%	0.43%	0.14%	0.49%	0.60%
After fees waived/recaptured	0.41%		0.56%	0.57%	0.28%	0.71%	0.88%
Portfolio Turnover Rate	7	% (5)	35%	27%	25%	38%	38%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of period	$31.57		$31.59	$33.36	$24.48	$26.80	$27.49
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.04)	0.15	0.01	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	5.87		0.17	(1.13)	8.87	(2.21)	1.79
Total from investment operations	5.83		0.13	(0.98)	8.88	(2.29)	1.71
Less distributions from:
Net investment income	—		(0.15)	(0.01)	—	(0.03)	—
Net realized gains	(2.40)		—	(0.78)	—	—	(2.40)
Total distributions	(2.40)		(0.15)	(0.79)	—	(0.03)	(2.40)
Paid-in-Capital From Redemption Fees (3)	—		—	—	—	—	—
Net asset value, end of period	$35.00		$31.57	$31.59	$33.36	$24.48	$26.80
Total return (2)	15.97	% (5)	0.42%	(3.01)%	36.23%	(8.54)%	7.55%
Net assets, at end of period (000s)	$14,989		$14,306	$16,199	$23,092	$21,867	$48,666
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.67	% (4)	1.89%	1.67%	1.61%	1.63%	1.53%
After fees waived/recaptured	1.39%		1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net expenses to average net assets:
Before fees waived/recaptured	(0.22	)% (4)	(0.64)%	0.20%	(0.17)%	(0.61)%	(0.45)%
After fees waived/recaptured	0.28%		(0.14)%	0.48%	0.05%	(0.37)%	(0.31)%
Portfolio Turnover Rate	76	% (5)	100%	94%	116%	135%	114%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of period	$32.18		$32.20	$34.03	$24.91	$27.29	$27.88
Activity from investment operations:
Net investment income (loss) (1)	—		0.04	0.23	0.09	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	5.96		0.18	(1.15)	9.03	(2.23)	1.82
Total from investment operations	5.96		0.22	(0.92)	9.12	(2.26)	1.81
Less distributions from:
Net investment income	—		(0.24)	(0.13)	—	(0.12)	—
Net realized gains	(2.40)		—	(0.78)	—	—	(2.40)
Total distributions	(2.40)		(0.24)	(0.91)	—	(0.12)	(2.40)
Paid-in-Capital From Redemption Fees (3)	—		—	—	—	—	—
Net asset value, end of period	$35.74		$32.18	$32.20	$34.03	$24.91	$27.29
Total return (2)	16.08	% (5)	0.70%	(2.77)%	36.57%	(8.28)%	7.78%
Net assets, at end of period (000s)	$18,182		$17,174	$21,595	$25,809	$24,450	$55,110
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.41	% (4)	1.64%	1.42%	1.36%	1.38%	1.28%
After fees waived/recaptured	1.14%		1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net expenses to average net assets:
Before fees waived/recaptured	0.03	% (4)	(0.39)%	0.45%	0.08%	(0.36)%	(0.20)%
After fees waived/recaptured	0.28%		0.11%	0.73%	0.03%	(0.12)%	(0.06)%
Portfolio Turnover Rate	76	% (5)	100%	94%	116%	135%	114%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of period	$23.11		$25.38	$24.72	$21.00	$21.89	$20.87
Activity from investment operations:
Net investment income (loss) (1)	—		0.48	0.45	0.37	0.42	0.39
Net realized and unrealized gain (loss) on investments	2.83		(1.26)	1.16	3.85	(0.71)	1.87
Total from investment operations	2.83		(0.78)	1.61	4.22	(0.29)	2.26
Less distributions from:
Net investment income	(0.05)		(0.46)	(0.38)	(0.37)	(0.41)	(0.37)
Return of capital			—	—	—	—	—
Net realized gains	(0.91)		(1.09)	(0.71)	(0.13)	(0.19)	(0.87)
Total distributions	(0.96)		(1.55)	(1.09)	(0.50)	(0.60)	(1.24)
Paid-in-Capital From Redemption Fees	—	(3)	0.06	0.14	— (3)	— (3)	— (3)
Net asset value, end of period	$24.98		$23.11	$25.38	$24.72	$21.00	$21.89
Total return (2)	13.06	% (5)	(2.88)%	7.26%	20.35%	(1.11)%	11.71%
Net assets, at end of period (000s)	$27,192		$30,199	$17,993	$82,818	$70,481	$70,157
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.33	% (4)	1.32%	1.27%	1.30%	1.37%	1.43%
After fees waived/recaptured	1.30%		1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net expenses to average net assets:
Before fees waived/recaptured	(0.03	)% (4)	2.07%	1.85%	1.57%	2.06%	1.81%
After fees waived/recaptured	1.81%		2.09%	1.82%	1.57%	2.13%	1.94%
Portfolio Turnover Rate	5	% (5)	43%	27%	17%	14%	13%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of period	$22.77		$25.10	$24.71	$20.99	$21.89	$20.87
Activity from investment operations:
Net investment income (loss) (1)	0.24		0.53	0.50	0.44	0.46	0.45
Net realized and unrealized gain (loss) on investments	2.54		(1.25)	1.08	3.84	(0.71)	1.87
Total from investment operations	2.78		(0.72)	1.58	4.28	(0.25)	2.32
Less distributions from:
Net investment income	(0.06)		(0.52)	(0.48)	(0.43)	(0.46)	(0.43)
Return of capital	—		—	—	—	—	—
Net realized gains	(0.91)		(1.09)	(0.71)	(0.13)	(0.19)	(0.87)
Total distributions	(0.97)		(1.61)	(1.19)	(0.56)	(0.65)	(1.30)
Paid-in-Capital From Redemption Fees (3)	—		—	—	—	—	—
Net asset value, end of period	$24.58		$22.77	$25.10	$24.71	$20.99	$21.89
Total return (2)	13.13	% (5)	(2.89)%	6.59%	20.65%	(0.89)%	12.04%
Net assets, at end of period (000s)	$101,020		$135,320	$173,316	$71,403	$36,206	$16,694
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.08	% (4)	1.07%	1.02%	1.05%	1.12%	1.18%
After fees waived/recaptured	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net expenses to average net assets:
Before fees waived/recaptured	(0.03	)% (4)	2.32%	2.10%	1.82%	2.31%	2.06%
After fees waived/recaptured	2.07%		2.34%	2.07%	1.82%	2.38%	2.19%
Portfolio Turnover Rate	5	% (5)	43%	27%	17%	14%	13%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2024

1.	ORGANIZATION

The Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Zacks Trust (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Each Fund was treated as a separate series (the “Predecessor Funds”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Funds were reorganized into the Funds, as new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Funds acquired all the assets and liabilities of the Predecessor Funds in exchange for shares of the Funds which were distributed pro rata by the Predecessor Funds to their respective shareholders in complete liquidation and termination of the Predecessor Funds. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Funds on November 16, 2023 with respect to the All-Cap Core Fund and on December 15, 2023, with respect to the Small-Cap Core Fund and Dividend Fund. Unless otherwise indicated, references to the “Funds” in these Notes to Financial Statements refer to the Predecessor Funds and Funds.

The All-Cap Core Fund’s investment objectives are to primarily to seek capital appreciation and secondarily, to provide shareholders with income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

The Small-Cap Core Fund’s investment objective is to seek capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

The Dividend Fund’s investment objectives are primarily to seek capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment non-exchange traded companies are valued at net asset value.

The Funds each may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”) of the Trust. The Board has delegated execution of these procedures to Zacks Investment Management, Inc. (the Advisor”) as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31,2024 for each Fund’s assets measured at fair value:

All-Cap Core Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,394,648	$—	$—	$31,394,648
Short-Term Investment	433,619	—	—	433,619
Total	$31,828,267	$—	$—	$31,828,267

Small-Cap Core Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$32,516,899	$—	$—	$32,516,899
Short-Term Investment	50,328	—	—	50,328
Total	$32,567,227	$—	$—	$32,567,227

Dividend Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$127,530,234	$—	$—	$127,530,234
Short-Term Investment	706,887	—	—	706,887
Total	$128,237,121	$—	$—	$128,237,121

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually, except for the Dividend Fund, which will distribute net investment income, if any, quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years November 30, 2020 through November 30, 2023, or expected to be taken in the Funds’ November 30, 2024 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal and Ohio state, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the fiscal year ended November 30, 2024, the Funds did not incur any tax-related interest or penalties.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sale Proceeds
All-Cap Core Fund	$9,249,707	$14,557,479
Small-Cap Core Fund	11,693,314	18,255,012
Dividend Fund	16,849,849	11,353,792

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Zacks Investment Management, Inc., (the “Adviser”) serves as the Funds’ investment adviser to the Funds. Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of .80% of each Fund’s average daily net assets for the All-Cap Core Fund and the Dividend Fund, 0.90% for Small-Cap Core Fund. For the six months ended May 31, 2024, the Adviser earned investment advisory fees of $150,096, $103,854 and $604,698 for All-Cap Core Fund, Small-Cap Core Fund and the Dividend Fund, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed until April 1, 2026 to waive a portion of its advisory fee and agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

Fund	Investor Class	Institutional Class
All-Cap Core Fund	1.00%	N/A
Small-Cap Core Fund	1.39%	1.14%
Dividend Fund	1.30%	1.05%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. For the six months ended May 31, 2024, the Adviser waived fees/reimbursed expenses of $76,508, $0, and $18,980 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

The expenses subject to recapture for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund will expire on November 30 of the years indicated below:

	2024	2025	2026	Total
All-Cap Core Fund	$78,669	$85,337	$162,395	$326,401
Small-Cap Core Fund	106,708	123,238	176,172	406,118
Dividend Fund	—	—	32,292	32,292

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to Investor Class for the Small-Cap Core Fund and the Dividend Fund and is paid to Northern Lights Distributors, LLC to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Institutional Class shares do not pay any distribution fees. During the six months ended May 31, 2024, pursuant to the Plans, distribution fees for Investor Class shares and Institutional Class shares were as follows:

Fund	Investor Class
All-Cap Core Fund	N/A
Small-Cap Core Fund	18,749
Dividend Fund	36,201

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended November 30, 2023 and November 30, 2022, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2023	Income	Capital Gains	Capital	Total
All-Cap Core Fund	$351,060	$5,343,059	$—	$5,694,119
Small-Cap Core Fund	224,171	10,971	—	235,142
Dividend Fund	4,071,164	9,296,006	—	13,367,170

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2022	Income	Capital Gains	Capital	Total
All-Cap Core Fund	$921,715	$3,081,643	$—	$4,003,358
Small-Cap Core Fund	114,846	1,126,133	—	1,240,979
Dividend Fund	4,186,720	3,394,693	—	7,581,413

As of November 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
All-Cap Core Fund	$255,269	$8,365,136	$—	$(11,346)	$—	$8,120,930	$16,729,989
Small-Cap Core Fund	818,826	799,837	—	(11,501)	—	1,819,079	3,426,241
Dividend Fund	812,602	7,165,133	—	(12,648)	—	2,247,536	10,212,623

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to timing differences in recognizing certain gains and losses in security transactions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
All-Cap Core Fund	$—
Small-Cap Core Fund	—
Dividend Fund	—

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
All-Cap Core Fund	$—
Small-Cap Core Fund	—
Dividend Fund	—

At November 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non Expiring			Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
All-Cap Core Fund	$—	$—	$—	$—
Small-Cap Core Fund	—	—	—	—
Dividend Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of the non-deductible expenses, net operating losses, distributions in excess and the tax adjustments for prior year tax returns, resulted in reclassification for the year ended November 30, 2023, as follows:

	Paid
	In	Accumulated
	Capital	Earnings
All-Cap Core Fund	$23,133,866	$16,729,989
Small-Cap Core Fund	28,052,906	3,426,241
Dividend Fund	155,306,351	10,212,623

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
All-Cap Core Fund	$19,852,329	$12,138,735	$(162,797)	$11,975,938
Small-Cap Core Fund	28,967,226	4,795,998	(1,195,997)	3,600,001
Dividend Fund	109,122,835	22,119,474	(3,005,188)	19,114,286

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended May 31, 2024 and for the year ended November 30, 2023, redemption fees were as follows:

	May 31, 2024	November 30, 2023
All-Cap Core Fund	$—	$17
Small-Cap Core Fund	7	188
Dividend Fund	5,401	91,614

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of May 31, 2024, LPL Financial owned 47.4% and 31.8% of the All-Cap Core Fund and Small -Cap Core Fund, respectively. As of May 31, 2024, Charles Schwab and National Financial Services LLC 43.9% and 41.1%, respectively, of the Dividend Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2024

Approval of Advisory Agreement – Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, Zacks Dividend Fund

In connection with a meeting held on April 24, 2023, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Mutual Funds Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, and Zacks Dividend Fund (the “Zacks Mutual Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Zacks Mutual Funds and the Advisory Agreement.

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the Mutual Funds Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the Zacks Mutual Funds that the Mutual Funds Advisory Agreement be approved and that the compensation payable thereunder by the Zacks Mutual Funds to Zacks was fair and reasonable. In considering the approval of the Mutual Funds Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board reviewed the performance data of each fund managed by the Adviser in the Investment Managers Series Trust (each, an “IMST Fund”), each of which was reorganized into the corresponding Zacks Mutual Fund, including one-year, five-year, ten-year and since inception average annual total returns as of December 31, 2022, as applicable. The Board also reviewed comparisons of each IMST Fund’s performance against its respective peer group average, Morningstar Category Average and benchmark as of December 31, 2022. The Board noted that: (i) the Zacks All-Cap Core Fund outperformed its peer group average for the five- and ten-year periods, underperformed its peer group average for the one-year ended period, outperformed its Morningstar Category Average for the five-year period, underperformed its Morningstar Category Average for the one- and ten-year periods, outperformed its benchmark for the one-year period, and underperformed its benchmark for the five- and ten-year periods; (ii) the Zacks Small-Cap Core Fund outperformed its peer group average for the one -, five- and ten-year periods, outperformed its Morningstar Category Average for the one- and ten-year periods, underperformed its Morningstar Category Average for the five-year period, and outperformed its benchmark for the one-, five- and ten-year periods; and (iii) the Zacks Dividend Fund outperformed its peer group average for the one-and ten-year periods, underperformed its peer group average for the five-year ended period, outperformed its Morningstar Category Average for the one-year, five-year and since inception periods, and outperformed its benchmark for the one-year, five-year and since inception periods. The Board also took into consideration the background and experience of the prospective portfolio manager. The Board concluded that the performance of each of the IMST Funds was reasonable.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2024

Nature, Extent and Quality of Services. In considering the approval of the Mutual Funds Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser will provide to the Zacks Mutual Funds, including the Adviser’s personnel and resources and performance. The Board reviewed the services the Adviser will provide in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services the Adviser will provide were satisfactory.

Fees and Expenses. The Board reviewed each of the Zacks Mutual Fund’s proposed advisory fee and expense ratio, and reviewed information comparing the advisory fee and expense ratios to those of the applicable peer group and Morningstar category. The Board noted that: (i) the proposed advisory fee for the Zacks All-Cap Core Fund was above both the peer group and Morningstar category averages, and the proposed net expense ratio was above the Morningstar category average and lower than the peer group category average; (ii) the proposed advisory fee for the Zacks Small-Cap Core Fund was below the peer group category average but above the Morningstar category average, and the proposed net expense ratio was above the Morningstar category average and lower than the peer group category average; and (iii) the proposed advisory fee for the Zacks Dividend Fund was above both the peer group and Morningstar category averages, and the proposed net expense ratio was above both the peer group and Morningstar category averages. In response to the Trustees’ questions, Mr. Zacks explained how each peer group was selected from the overall category. The Board noted that the Adviser has also agreed to waive fees and limit expenses of each of the Zacks Mutual Funds. Given these considerations, the Board concluded that Zacks’ proposed advisory fees were not unreasonable.

Profitability. The Board reviewed the estimated profitability of the Adviser with respect to each of the Zacks Mutual Funds. The Board concluded that the estimated profitability of the Adviser in connection with the management of each of the Zacks Mutual Funds was not unreasonable and at a level to adequately incentivize the Adviser to provide high quality services. After further discussion, the Board concluded that Zacks’ expected level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each of the Zacks Mutual Funds grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of each of the Zacks Mutual Funds’ investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if any of the Zacks Mutual Funds experiences substantial asset growth; however, the Board recognized that each of the Zacks Mutual Funds may take some time to reach an asset level where the Adviser could realize significant economies of scale. The

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2024

Board observed that economies of scale will be considered in the future as each of the Zacks Mutual Funds’ asset levels grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the terms of the Mutual Funds Advisory Agreement for each of the Zacks Mutual Funds are fair and reasonable, and that the approval of the Mutual Funds Advisory Agreement for an initial two-year term is in the best interests of the Zacks Mutual Funds.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended May 31 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-453-4003 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-453-4003.

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
10 S. Riverside Plaza, Suite 1600
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSFUNDS-SA24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. – Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Zacks Trust

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/08/2024

By	/s/ Donald Ralph
Donald Ralph
Principal Financial Officer/Treasurer
Date: 08/08/2024